Other operating income, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Other operating income	R$ 413,665	R$ 377,480	R$ 208,245
Revenue from incentives from Tesouro Direto, B3 and others	366,163	352,879	101,615
Interest received on tax	7,604	5,521	31,782
Recovery of charges and expenses	4,473	1,798	53,453
Reversal of operating provisions	7,422	1,366	9,767
Other	28,003	15,916	11,628
Other operating expenses	(89,311)	(206,427)	(54,888)
Legal, administrative proceedings and agreement with customers	(3,667)	(45,277)	(9,499)
Losses on write-off and disposal of assets	(4,377)	(52,102)	(10,265)
Tax incentive expenses	(10,788)	(8,136)	(7,060)
Fines and penalties	(1,378)	(16,995)	(1,191)
Associations and regulatory fees	(11,714)	(13,524)	(4,216)
Charity	(30,171)	(41,654)	(6,751)
Other	(27,216)	(28,739)	(15,906)
Total	R$ 324,354	R$ 171,053	R$ 153,357